Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2018
Cost:

Leasehold improvements	$1,461	$981
Computers and peripheral equipment	16,640	15,221
Office furniture and equipment	4,287	3,774
Motor vehicles	1,170	1,217
Software	3,394	3,084

	26,952	24,277
Accumulated depreciation:

Leasehold improvements	622	470
Computers and peripheral equipment	15,702	14,528
Office furniture and equipment	3,288	2,699
Motor vehicles	598	564
Software	3,093	2,944

	23,303	21,205

Depreciated cost	$3,649	$3,072

Depreciation expenses amounted to $ 1,046, $ 1,175 and $ 1,261 for the years ended December 31, 2017, 2018 and 2019, respectively.